Investment Securities (Fair Value and Gross Unrealized Loss) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Available for sale:
Fair value, less than 12 months	$ 1,094,992	$ 816,979
Unrealized losses, less than 12 months	(9,387)	(5,008)
Fair value, 12 months or more	1,460,634	1,872,077
Unrealized losses, 12 months or more	(37,440)	(45,973)
Fair value, total	2,555,626	2,689,056
Unrealized losses, total	(46,827)	(50,981)
Residential mortgage-backed securities
Available for sale:
Fair value, less than 12 months	1,083,137	808,072
Unrealized losses, less than 12 months	(9,333)	(4,910)
Fair value, 12 months or more	1,454,550	1,836,218
Unrealized losses, 12 months or more	(37,224)	(40,268)
Fair value, total	2,537,687	2,644,290
Unrealized losses, total	(46,557)	(45,178)
States and political subdivisions
Available for sale:
Fair value, less than 12 months	6,814	8,833
Unrealized losses, less than 12 months	(19)	(97)
Fair value, 12 months or more	544	27,793
Unrealized losses, 12 months or more	(6)	(5,521)
Fair value, total	7,358	36,626
Unrealized losses, total	(25)	(5,618)
Other
Available for sale:
Fair value, less than 12 months	5,041	74
Unrealized losses, less than 12 months	(35)	(1)
Fair value, 12 months or more	5,540	8,066
Unrealized losses, 12 months or more	(210)	(184)
Fair value, total	10,581	8,140
Unrealized losses, total	$ (245)	$ (185)